PAYROLL AND OTHER ACCRUED LIABILITIES (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Payroll	$ 148,854	$ 133,020
Interest	40,812	59,349
Professional fees	141,120	147,741
Rents received in advance	409,287	223,360
Utilities	9,250	10,800
Brokers commissions	135,195	313,140
Construction costs	0	160,905
Other	627,883	548,480
Total	1,512,401	1,596,795
Less current portion	1,483,944	1,511,225
Long term portion	$ 28,457	$ 85,570